PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2012
Property, Equipment and Software and Related Accumulated Depreciation and Amortization

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
Office buildings	64,488,993	67,482,202	10,831,640
Computer and equipment	193,354,191	170,034,382	27,292,400
Leasehold improvements	7,903,060	15,492,417	2,486,704
Office furniture and fixtures	9,558,048	13,467,292	2,161,649
Motor vehicles	13,012,578	9,443,462	1,515,780
Software	16,957,721	17,746,626	2,848,530
Construction in progress	1,150,000	0	0
Less: accumulated depreciation and amortization	(245,911,570)	(229,091,066)	(36,771,650)

Net book value	60,513,021	64,575,315	10,365,053